Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business And Significant Accounting Policies [Line Items]
Expenses incurred related to shipping and handling of products	$ 3,257.2	$ 2,929.8	$ 2,838.9
Employees dedication percentage for dedicated project personnel expenses	100.00%
Allowance for doubtful accounts	$ 109.8	93.2
Gains (losses) on other investments	$ 14.7	$ (42.1)	$ (18.5)
Investment, Type [Extensible Enumeration]	Other Security Investments [Member]	Other Security Investments [Member]	Other Security Investments [Member]
Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Useful life of finite lived intangibles	1 year
Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Useful life of finite lived intangibles	20 years
Building and Building Improvements [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	10 years
Building and Building Improvements [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	8 years
Capitalized Software Costs [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	3 years
Capitalized Software Costs [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	10 years
Instruments [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life	5 years
Shipping and Handling [Member]
Business And Significant Accounting Policies [Line Items]
Expenses incurred related to shipping and handling of products	$ 301.3	$ 288.3	$ 272.7